Other Payables and Accruals (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Other Payables and Accruals [Abstract]
Provision for legal claims	$ 275,000	$ 201,288	$ 385,000